Fees Summary	Jan. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,966,960
Previously Paid Amount	0.00
Total Fee Amount	271.65
Total Offset Amount	0.00
Net Fee	$ 271.65